As filed with the Securities and Exchange Commission on July 27, 2020.

1933 Act Registration No. 333-201473

1940 Act Registration No. 811-22926

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 169	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 171	☒

Innovator ETFs Trust II

(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

H. Bruce Bond

Innovator ETFs Trust II

109 North Hale Street

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on July 29, 2020 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 169

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 160, as it relates to Innovator Laddered S&P 500 Power Buffer ETF™ (formerly Innovator Lunt Low Vol/High Beta Tactical ETF) (the “Fund”), a series of the Registrant, until July 29, 2020. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 160 under the Securities Act of 1933, filed on May 18, 2020, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on July 27, 2020.

Innovator ETFs Trust II

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	July 27, 2020
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	July 27, 2020
John Southard

Mark Berg*	) Trustee )
)
By: /s/ H. Bruce Bond
Joe Stowell*	) Trustee )	H. Bruce Bond Attorney-In-Fact
	)	July 27, 2020

Brian J. Wildman*	) Trustee )
)

*

An original power of attorney authorizing H. Bruce Bond and John Southard to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.